Property and equipment - Schedule of Property Plant and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 30, 2022
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 3,350	$ 3,354
Less accumulated depreciation and amortization	(1,055)	(796)
Property, plant and equipment, net	2,295	2,558
Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,142	1,143
Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,473	1,476
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	124	124
Office Furniture [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	35	35
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 576	$ 576